FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis

		June 30,
Description	Level	2020
Assets:
Cash and Marketable securities held in Trust Account	1	$414,025,917